Stock-Based Compensation (Deferred Compensation Program) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred compensation (see Note K)	$ 18.0	$ 17.9
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred compensation (see Note K)	0.2
Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred compensation (see Note K)	8.3
Cash
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred compensation (see Note K)	$ 1.1